Equity Method Investments - NANTibody (Details) shares in Millions		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2017 USD ($)	May 31, 2015 USD ($) joint_venture	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2018 USD ($)	Jul. 03, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jul. 31, 2015 USD ($) board_member	Apr. 30, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of joint venture to be funded by the Company per agreement | joint_venture		2
Equity method investments									$ 27,980,000		$ 32,999,000
NANTibody
Schedule of Equity Method Investments [Line Items]
Initial joint funding														$ 100,000,000
Equity method investment ownership percentage	40.00%		40.00%	40.00%		40.00%								40.00%
Initial joint funding contributed													$ 40,000,000
Number of board members | board_member													3
Cash and cash equivalents of equity method investment	$ 100,000,000		$ 9,500,000	$ 9,500,000		$ 9,500,000						$ 99,600,000
Equity method investments	40,000,000									$ 3,700,000
Equity balance of equity method investments			10,000,000	10,000,000		10,000,000						$ 100,000,000
Decrease in cash and cash equivalent of equity method invests			90,100,000
Loss on equity investments			36,000,000	36,000,000
Net income (loss) of equity investments					$ (700,000)	(1,100,000)	$ (600,000)
Current assets of equity method investment			9,900,000	9,900,000	9,700,000	9,900,000
Current liabilities of equity method investment			600,000	600,000	800,000	600,000
Noncurrent assets of equity method investment					$ 0
Noncurrent liabilities of equity method investment			$ 0	$ 0		$ 0
Nant Cell | NANTibody
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage														60.00%
Initial joint funding contributed														$ 60,000,000
Number of board members | board_member													2
NANTibody
Schedule of Equity Method Investments [Line Items]
Number of board members | board_member													5
NANTibody | Equity method investments
Schedule of Equity Method Investments [Line Items]
Cash consideration to equity holders	$ 90,100,000
IgDraSol Inc
Schedule of Equity Method Investments [Line Items]
Upfront fee received from selling equity interests in IgDraSol		$ 90,100,000
Restricted money to be funding two joint ventures		$ 60,000,000
IgDraSol Inc
Schedule of Equity Method Investments [Line Items]
Issuance of common stock upon acquisition (in shares) | shares								3
Cash consideration to equity holders								$ 380,000
Total purchase consideration								$ 29,100,000